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CHAPMAN AND CUTLER LLP                                   T 312.845.3000
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Attorneys at Law - Focused on Finance(R)                 www.chapman.com




                                  July 17, 2014





Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549


     Re:           Advisors Disciplined Trust 1309 (the "Fund")
                                  (CIK 1608240)
                   --------------------------------------------

Ladies/Gentlemen:

     Transmitted herewith on behalf of Advisors Asset Management, Inc. (the "Sponsor"), the depositor of the Fund, is the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of units representing the ownership of interests in the Fund.

     The Fund consists of one underlying unit investment trust, Global Gold Income Portfolio, Series 2014-4Q-An SMC Portfolio (the "Trust"), which will invest in a portfolio that includes exchange-traded funds, among other things. Some or all of the exchanged-traded funds will be open-end management investment companies.1 The Registration Statement for the Fund is substantially similar to materials submitted on behalf of Advisors Disciplined Trust 803 declared effective by the Commission on January 24, 2012 (File No. 333-177924), Advisors Disciplined Trust 855 declared effective by the Commission on April 25, 2012 (File No. 333-179654), Advisors Disciplined Trust 880 declared effective by the Commission on July 10, 2012 (File. No. 333-180947), Advisors Disciplined Trust 911 declared effective by the Commission on October 16, 2012 (File No. 333-182148), Advisors Disciplined Trust 967 declared effective by the Commission on January 18, 2013 (File No. 333-184663), Advisors Disciplined Trust 1015 declared effective by the Commission on April 17, 2013 (File No. 333-186300), Advisors Disciplined Trust 1049 declared effective by the Commission on July 16, 2013 (File No. 333-188030), Advisors Disciplined Trust 1102 declared effective by the Commission on October 16, 2013 (File No. 333-189671), Advisors Disciplined Trust 1146 declared effective by the Commission on January 17, 2014 (File No. 333-192001), Advisors Disciplined Trust 1198 declared effective by the Commission on April 15, 2014 (File No. 333-193459) and Advisors Disciplined Trust 1258
These registration statements are prior series of the Trust with substantially similar registration statements.

_______________________________
     1 The Trust's investment in the underlying funds will be made in reliance on an order of the Securities and Exchange Commission (the "Commission") pursuant to Section 12(d)(1)(J) of the Investment Company Act of 1940 (the "Act") exempting series of the Fund and its depositor, Advisors Asset Management, Inc., from the provisions of Section 12(d)(1)(A), (B) and (C) of the Act to the extent necessary to permit trusts to acquire shares of registered investment companies and to permit such investment companies to sell such shares to a trust in excess of the percentage limitations set forth therein. Fixed Income Securities, L.P. and Advisor's Disciplined Trust, Investment Company Act Rel. Nos. 26528 (Aug. 9, 2004) (notice) and 26592 (Sept. 3, 2004) (order).

     We are requesting review of the Registration Statement because the Fund is unable to rely on Rule 487 under the Securities Act of 1933 so that the Registration Statement would automatically become effective upon filing. The Fund may not rely on Rule 487 because paragraph (b)(1) of Rule 487 requires that reliance upon the rule is conditioned upon the registrant not engaging in the business of investing in open-end funds. Were it not for this provision in Rule 487, it would be our opinion that the Registration Statement would not contain disclosures which would render it ineligible to become effective pursuant to Rule 487. Accordingly, we request limited review of the Registration Statement only to the extent necessary to comply with Rule 487(b)(1).

     We have been advised that the Sponsor proposes to deposit securities and to activate the subject Fund on or about October 8, 2014 or shortly thereafter, depending on market conditions. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

     Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

     No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (File No. 811-21056) for Advisors Disciplined Trust, Series l, are intended to apply to this series of the Fund.

     If you have any questions, please do not hesitate to contact Matthew T. Wirig at (312) 845-3432 or the undersigned at (312) 845-3834.

                                Very truly yours,

                                CHAPMAN AND CUTLER LLP


                                By     /s/ SCOTT R. ANDERSON
                                  ----------------------------
                                        Scott R. Anderson